Offerings - Offering: 1	Aug. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	0.6650
Maximum Aggregate Offering Price	$ 3,325,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 459.18
Offering Note	Represents Class A ordinary shares underlying awards reserved for future grants under the 2024 Equity Incentive Plan (as amended, the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends, or similar transactions as provided in the Plan. Any Class A ordinary shares covered by an award granted under the Plan that terminates, expires, or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A ordinary shares that may be issued under the Plan.

These Class A ordinary shares are reserved for future award grants under the Plan and represent the additional 5,000,000 Class A ordinary shares reserved and available for issuance under the Plan. The proposed maximum offering price per share, estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, is based on the average of the high and low prices of the Registrant’s Class A ordinary shares as quoted on the Nasdaq Capital Market on August 28, 2026.